Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Per Share [Abstract]
Loss attributable to shareholders	$ (35,587)	$ (22,456)	$ (9,202)
Weighted average number of shares in issue (in shares)	52,022,588	52,020,849	43,683,296
Basic loss per share (in dollars per share)	$ (0.68)	$ (0.43)	$ (0.21)
Diluted loss per share (in dollars per share)	$ (0.68)	$ (0.43)	$ (0.21)